SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Numerator for basic net income (loss) per share	$ (923)	$ 726	$ (1,420)
Effect of dilutive securities: Option and warrants issued to grantees and investors, respectively
Numerator for dilutive net income (loss) per share	$ (923)	$ 726	$ (1,420)
Denominator:
Denominator for dilutive net income (loss) per share - weighted average number of ordinary share	8,572,681	8,088,974	7,340,056
Effect of dilutive securities: Option and warrants issued to grantees and investors, respectively		503,413
Denominator for diluted net income (loss) per share - adjusted weighted average number of ordinary shares	8,572,681	8,592,387	7,340,056